Promissory Notes - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 04, 2017 CNY (¥)	Feb. 28, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Aug. 04, 2017 USD ($)
Debt Instrument [Line Items]
Recognized interest expense			¥ 51,901	$ 7,549	¥ 5,556
Promissory Note
Debt Instrument [Line Items]
Debt instrument principle amount	¥ 168,180					$ 25,000
Annual interest rate	8.00%					8.00%
Debt instrument maturity term	2 years
Recognized interest expense			¥ 32,026		¥ 5,556
Promissory Note | Amendment of Convertible Notes | Huazhong
Debt Instrument [Line Items]
Debt instrument principle amount		¥ 190,000
Annual interest rate		12.00%
Debt instrument maturity term		22 months
Debt instrument extended maturity term		36 months
Convertible Note | Amendment of Convertible Notes | Huazhong
Debt Instrument [Line Items]
Extinguishment of original convertible note		¥ 190,000